Intangible Assets - Schedule of Intangibles Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 1,574,433	$ 1,570,964	$ 1,562,654
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,896,374	1,828,024
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (321,941)	$ (257,060)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	6 years	6 years
Remaining amortization years	3 years	3 years
Net balance	$ 179,743	$ 151,840	113,355
Computer software [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	314,200	263,179
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (134,457)	$ (111,339)
IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	6 years	6 years
Remaining amortization years	2 years	2 years
Net balance	$ 5,192	$ 12,614	16,663
IT projects and licenses [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	33,352	42,601
IT projects and licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(28,160)	(29,987)
Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,388,302	1,406,016	1,431,990
Assets generated in business combination [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,544,767	1,518,599
Assets generated in business combination [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(156,465)	(112,583)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,151,019	1,135,392	1,126,663
Goodwill [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 1,151,019	$ 1,135,392
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	10 years	10 years
Remaining amortization years	8 years	8 years
Net balance	$ 31,898	$ 37,002	42,106
Trademark [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	51,459	51,432
Trademark [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (19,561)	$ (14,430)
Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	12 years	12 years
Remaining amortization years	10 years	10 years
Net balance	$ 63,317	$ 69,259	76,038
Customer relationship [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	98,268	93,591
Customer relationship [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (34,951)	$ (24,332)
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	9 years	9 years
Remaining amortization years	7 years	7 years
Net balance	$ 142,068	$ 164,363	187,183
Core deposit [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	244,021	238,184
Core deposit [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (101,953)	$ (73,821)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	10 years	10 years
Remaining amortization years	1 year	1 year
Net balance	$ 1,196	$ 494	$ 646
Other intangible assets [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	4,055	3,645
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (2,859)	$ (3,151)